RELATED PARTY TRANSACTIONS - Summary of Short-Term Balance Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Short-term balances due to related parties	$ 9,492	$ 13,934
CCL
Related Party Transaction [Line Items]
Short-term balances due to related parties	40	2,378
TFG Marine
Related Party Transaction [Line Items]
Short-term balances due to related parties	9,219	6,563
Other
Related Party Transaction [Line Items]
Short-term balances due to related parties	$ 233	$ 4,993